Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Financial Assets and Financial Liabilities [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents
	30 June 2026	30 June 2025
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	9,017,814	2,830,526
Total	9,017,814	2,830,526

Schedule of Trade and Other Receivables	Trade and other receivables
	30 June 2026	30 June 2025
	A$	A$
Current
Trade receivables[1]	638,773	826,857
Loss allowance	(11,968)	(35,466)
Accrued income – Australian R&D tax incentive refund[2]	782,313	1,110,514
Other receivables	-	23,688
Total	1,409,118	1,925,593

Schedule of Losses Were Recognised in Profit or Loss	During the year, the following losses were recognised in profit or loss:
	30 June 2026	30 June 2025	30 June 2024
	A$	A$	A$
Fair value losses to financial assets	-	-	(557,676)

Schedule of Other Current Assets	Other current assets
	30 June 2026	30 June 2025
	A$	A$

Prepayments	258,197	442,800
Term deposits	-	3,036,278
Other current assets	-	7,666
Total	258,197	3,486,744

Schedule of Trade and Other Payables	Trade and other payables
	30 June 2026 A$	30 June 2025 A$
Current
Trade payables	885,884	1,006,664
Accrued expenses	435,722	492,853
Other payables	23,879	29,918
Total	1,345,485	1,529,435